SUPPLEMENT DATED NOVEMBER 1, 2005 TO EACH PROSPECTUS
                AS IT RELATES TO EACH PORTFOLIO SET FORTH BELOW

                               FILE NO. 333-122010
                CLAYMORE SECURITIES DEFINED PORTFOLIO, SERIES 212

               CLOSED-END PREFERRED AND INCOME PORTFOLIO, SERIES 3

                               FILE NO. 333-123057
                CLAYMORE SECURITIES DEFINED PORTFOLIO, SERIES 217

                       S&P 100 INDEX PORTFOLIO, SERIES 12

                               FILE NO. 333-124033
                CLAYMORE SECURITIES DEFINED PORTFOLIO, SERIES 224

                      CLOSED-END INCOME PORTFOLIO, SERIES 5
              CLOSED-END SENIOR LOAN AND INCOME PORTFOLIO, SERIES 4

                               FILE NO. 333-124884
                CLAYMORE SECURITIES DEFINED PORTFOLIO, SERIES 227

                    PREFERRED SECURITIES PORTFOLIO, SERIES 8

                               FILE NO. 333-125966
                CLAYMORE SECURITIES DEFINED PORTFOLIO, SERIES 232

              EQUITY DIVIDEND INCOME PORTFOLIO (5-YEAR), SERIES 13

                               FILE NO. 333-127109
                CLAYMORE SECURITIES DEFINED PORTFOLIO, SERIES 240

             CLOSED-END COVERED CALL AND INCOME PORTFOLIO, SERIES 1

                               FILE NO. 333-127537
                CLAYMORE SECURITIES DEFINED PORTFOLIO, SERIES 245
                CLOSED-END NEW YORK MUNICIPAL PORTFOLIO, SERIES 3
               CLOSED-END NEW JERSEY MUNICIPAL PORTFOLIO, SERIES 1

                               FILE NO. 333-128817
                CLAYMORE SECURITIES DEFINED PORTFOLIO, SERIES 254

              CLOSED-END CONVERTIBLE AND INCOME PORTFOLIO, SERIES 6

                               FILE NO. 333-128879
                CLAYMORE SECURITIES DEFINED PORTFOLIO, SERIES 255
                CLOSED-END NATIONAL MUNICIPAL PORTFOLIO, SERIES 6

     Notwithstanding anything to the contrary in each Prospectus, the following replaces the concession table in the "How We Distribute Units" section of the
Prospectus:


PURCHASE AMOUNT/                               CONCESSION PER UNIT
FORM OF PURCHASE                    (AS  % OF PUBLIC OFFERING PRICE)

Less than $50,000                                           3.60%
$50,000-$99,999                                             3.35%
$100,000-$249,999                                           3.25%
$250,000-$499,999                                           2.75%
$500,000-$999,999                                           2.00%
$1,000,000 or more                                          1.25%
Rollover Purchases                                          2.60%
Fee Account and Employee Purchases                          0.00%